Share Capital	3 Months Ended
Nov. 30, 2025
Share Capital
Share Capital

13.	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares having no par value and preferred shares issuable in series (issued - nil). The Company does not currently pay dividends, and entitlement will only arise upon declaration.

As at November 2025, there were 286,956,635 issued and outstanding shares (August 31, 2025 – 284,861,895).